Short-term financings and long-term debt - Schedule of Principal Repayments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long-term and Short-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 851
2014	0
2015	27,342
2016	0
Total	$ 28,193